Income Taxes - Components of Income Tax Expense (Benefit) Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense (benefit)
Federal income tax expense (benefit)		$ (79,264)	$ (9,207)	$ (19,480)
State income tax expense (benefit)		(850)	2,422	1,257
Total current income tax expense (benefit)		(80,114)	(6,785)	(18,223)
Deferred income tax expense (benefit)
Federal income tax expense (benefit)		133,044	(55,835)	49,855
State income tax expense (benefit)		6,004	2,697	1,337
Total deferred income tax expense (benefit)	[1]	139,048	(53,138)	51,192
Total income tax expense (benefit)	[1]	$ 58,934	$ (59,923)	$ 32,969

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.